LEASING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Commitments for Operating Lease Obligations

Future minimum commitments for operating lease obligations having an initial or remaining non-cancelable lease terms in excess of one year are as follows:

(in millions)
2012	$22.2
2013	21.9
2014	21.7
2015	21.2
2016	20.9
Thereafter	180.3

Total noncancelable operating lease payments	$288.2